Inventory (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Summary of Components of Inventories	The components of inventory were as follows:

	March 31, 2016	March 31, 2015
Finished goods	$47,139	$51,113
Raw materials	754	525
Non-current inventory	(5,242)	—

Current inventory	$42,651	$51,638